Loans and asset quality - Information about Past Due Loans (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Total past due loans	$ 71,570	$ 66,879
Total past due
Financing Receivable, Past Due [Line Items]
Total past due loans	106	440
Total past due | Financial institutions
Financing Receivable, Past Due [Line Items]
Total past due loans	0	339
Total past due | Wealth management loans
Financing Receivable, Past Due [Line Items]
Total past due loans	47	52
Total past due | Wealth management mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	36	29
Total past due | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	15	12
Total past due | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	8	8
30 to 59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	103	433
30 to 59 Days Past Due | Financial institutions
Financing Receivable, Past Due [Line Items]
Total past due loans	0	339
30 to 59 Days Past Due | Wealth management loans
Financing Receivable, Past Due [Line Items]
Total past due loans	47	52
30 to 59 Days Past Due | Wealth management mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	34	26
30 to 59 Days Past Due | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	15	9
30 to 59 Days Past Due | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	7	7
60 to 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	3	7
60 to 89 Days Past Due | Financial institutions
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
60 to 89 Days Past Due | Wealth management loans
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
60 to 89 Days Past Due | Wealth management mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	2	3
60 to 89 Days Past Due | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	0	3
60 to 89 Days Past Due | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	1	1
Equal to Greater than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Financial institutions
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Wealth management loans
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Wealth management mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	$ 0	$ 0